FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Marketing receivables, companies considered investment grade (as a percent)	83.00%	82.00%
Allowance for doubtful accounts	$ 3,869	$ 2,813